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SEC2455 (8-05)

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: 12/31

Date of reporting period: September 30, 2009

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2009

                                                                             Shares/
 Common Stock                  Shares  Value    Common Stock                Principal    Value
------------------------------ ------ -------  ---------------------------- ---------- --------
BASIC MATERIALS - 4.5%                         CONSUMER, CYCLICAL - 13.1%
 Agnico-Eagle Mines Ltd         9,300 631,005   Advance Auto Parts, Inc.        6,500   255,320
 Air Products & Chemicals       3,500 271,530   AnnTaylor Stores Corp.*         6,900   109,641
 Albemarle Corp.                4,300 148,780   AutoZone, Inc.*                 1,300   190,086
 Carpenter Technology Corp.     9,300 217,527   Bed Bath & Beyond, Inc.*       12,500   469,250
 CF Industries Holdings, Inc.   2,900 250,067   CarMax, Inc.*                  10,100   211,090
 Cliffs Natural Resources, Inc. 7,300 236,228   Chipotle Mexican Grill, Inc.    2,300   191,406
 Compass Minerals               3,000 184,860   Choice Hotels International     7,500   232,950
 Ecolab, Inc.                  13,100 605,613   Coach, Inc.                    21,500   707,780
 Eldorado Gold Corp.*          14,600 166,440   Copart, Inc.*                   5,200   172,692
 Intrepid Potash, Inc.*         8,700 205,233   Dick's Sporting Goods, Inc.*    8,100   181,440
 Sherwin-Williams Co.           5,400 324,864   Dollar Tree, Inc.*              3,600   175,248
 Sigma-Aldrich Corp.            5,600 302,288   DreamWorks Animation SKG*       7,400   263,218
 Sociedad Quimica y Minera - AD 6,700 262,171   Family Dollar Stores, Inc.     13,500   356,400
 Terra Industries, Inc.         6,900 239,223   Fastenal Co.                    7,800   301,860
 Vulcan Materials Co.           5,400 291,978   Gap, Inc.                      17,100   365,940
                                                International Game Tech.       10,600   227,688
COMMUNICATIONS - 8.9%                           KB Home                         4,000    66,440
 American Tower Corp.*         14,400 524,160   Lennar Corp.                    8,500   121,125
 Baidu, Inc. - ADR*               500 195,525   Marriott International, Inc.   17,428   480,839
 Cablevision Systems Corp.     10,300 244,625   Mattel, Inc.                    8,400   155,064
 Central European Media*        4,300 147,275   Men's Wearhouse, Inc.           6,337   156,524
 Crown Castle International*   11,300 354,368   O'Reilly Automotive, Inc.*     12,200   440,908
 CTC Media, Inc.*              14,200 223,224   PACCAR, Inc.                    4,700   177,237
 Ctrip.com International Ltd -  4,000 235,160   Panera Bread Co.*               5,800   319,000
 Digital River, Inc.*           6,300 254,016   PetSmart, Inc.                  6,800   147,900
 Discovery Communications*     18,300 476,349   Pulte Homes, Inc.*             11,077   121,736
 Expedia, Inc.*                14,400 344,880   Ross Stores, Inc.              13,700   654,449
 Factset Research Systems       6,900 457,056   Skywest, Inc.                  10,100   167,458
 F5 Networks, Inc.*             5,600 221,928   Southwest Airlines Co.         14,500   139,200
 JDS Uniphase Corp.*           16,300 115,893   Staples, Inc.                  11,900   276,318
 Juniper Networks, Inc.*       23,300 629,566   Starbucks Corp.*               27,300   563,745
 Leap Wireless International*  11,200 218,960   Starwood Hotels & Resorts       6,000   198,180
 McAfee, Inc.*                 17,000 744,430   Tiffany & Co.                  12,100   466,213
 McGraw-Hill Cos., Inc.        18,800 472,632   Tim Hortons, Inc.              11,700   331,110
 MetroPCS Communications*      24,500 229,320   TJX Cos., Inc.                 27,300 1,014,195
 NeuStar, Inc.*                 6,500 146,900   Toll Brothers, Inc.*            7,800   152,412
 NII Holdings, Inc.*            7,500 225,450   Tractor Supply Co.*             4,400   213,048
 Omnicom Group, Inc.            3,700 136,678
 priceline.com., Inc.*          2,400 397,968
 Rackspace Hosting, Inc.*      12,700 216,662
 SBA Communications Corp.*     18,300 494,649
 Shaw Communications, Inc.     10,200 183,702
 Sina Corp.*                    5,400 204,984
 Symantec Corp.*                9,900 163,053
 VeriSign, Inc.*               13,300 315,077


        See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2009

                                                                             Shares/
 Common Stock                  Shares  Value    Common Stock                Principal    Value
------------------------------ ------ -------  ---------------------------- ---------- --------
CONSUMER, CYCLICAL - 13.1% (Continued)         CONSUMER, NON-CYCLICAL - 24.3% (Continued)
 Urban Outfitters, Inc.*        8,700 262,479   Hologic, Inc.*                 10,100   165,034
 WABCO Holdings, Inc.*         14,200 298,200   Humana, Inc.*                   3,800   141,740
 Williams-Sonoma, Inc.          9,200 186,116   Idexx Laboratories, Inc.*       6,800   340,000
 WMS Industries, Inc.*          5,100 227,256   Illumina, Inc.*                12,700   539,750
 WW Grainger, Inc.              5,000 446,800   Intuitive Surgical, Inc.*       2,200   576,950
 Wynn Resorts Ltd               3,000 212,670   Iron Mountain, Inc.*            9,900   263,934
 Yum! Brands, Inc.              9,400 317,344   ITT Educational Services, In    3,200   353,312
                                                JM Smucker Co.                  4,800   254,448
CONSUMER, NON-CYCLICAL - 24.3%                  Laboratory Corp of America*     6,100   400,770
 Alexion Pharmaceuticals, Inc.* 5,100 227,154   Life Technologies Corp.*        8,400   391,020
 Allergan, Inc.                 6,608 375,070   Lincare Holdings, Inc.*         3,200   100,000
 American Medical Systems*     10,600 179,352   Lorillard, Inc.                 9,800   728,140
 Apollo Group, Inc.*            8,329 613,597   Manpower, Inc.                  3,600   204,156
 Arthrocare Corp.               6,300 128,520   Martek Biosciences Corp.*       4,700   106,173
 Avon Products, Inc.           25,700 872,772   Masimo Corp.*                   4,500   117,900
 Biogen Idec, Inc.*             3,100 156,612   McCormick & Co., Inc.          20,700   702,558
 BioMarin Pharmaceutical, Inc.* 6,700 121,136   McKesson Corp.                  4,200   250,110
 Brown-Forman Corp.            14,125 681,108   Mead Johnson Nutrition Co.      6,200   279,682
 CareFusion Corp.*             23,800 518,840   Millipore Corp.*                2,400   168,792
 Cephalon, Inc.*                4,400 256,256   Monster Worldwide, Inc.*       10,000   174,800
 Charles River Laboratories*    4,700 173,806   Moody's Corp.                  15,500   317,130
 CIGNA Corp.                    6,000 168,540   Myriad Genetics, Inc.*          7,200   197,352
 Clorox Co.                     8,500 499,970   New Oriental Education - ADR    3,600   289,620
 Community Health Systems*      7,000 223,510   Patterson Cos., Inc.*           5,500   149,875
 Corporate Executive Board      5,500 136,950   Paychex, Inc.                  22,987   667,772
 Covance, Inc.*                 2,500 135,375   QIAGEN NV*                      9,400   200,032
 Coventry Health Care, Inc.*    5,950 118,762   Quanta Services, Inc.*         18,700   413,831
 CR Bard, Inc.                  7,200 565,992   Quest Diagnostics, Inc.        10,622   554,362
 DaVita, Inc.*                  4,500 254,880   ResMed, Inc.*                   3,900   176,280
 DENTSPLY International, Inc.   8,800 303,952   Ritchie Bros Auctioneers, In   17,300   424,542
 DeVry, Inc.                   11,200 619,584   Robert Half International, I   11,300   282,726
 Edwards Lifesciences Corp.*    3,500 244,685   SEI Investments Co.             8,700   171,216
 Elan Corp.- ADR*              19,700 140,067   Shire PLC - ADR                 3,700   193,473
 Equifax, Inc.                  6,200 180,668   St Jude Medical, Inc.*         10,400   405,704
 Express Scripts, Inc.*         4,900 380,142   Strayer Education, Inc.           900   195,912
 Genpact Ltd*                  15,900 195,570   Techne Corp.                    5,300   331,568
 Gen-Probe, Inc.*               3,100 128,464   Varian Medical Systems, Inc.    8,100   341,253
 Global Payments, Inc.          6,100 284,870   Vertex Pharmaceuticals, Inc.   10,370   393,023
 Health Net, Inc.*              6,800 104,720   VistaPrint NV*                  5,200   263,900
 Henry Schein, Inc.*            6,700 367,897   Warner Chilcott PLC*            6,900   149,178
 Hershey Co.                    7,600 295,336   Western Union Co.              32,100   607,332
 Hewitt Associates, Inc.*       5,200 189,436   Whole Foods Market, Inc.*      18,100   551,869
                                                Zimmer Holdings, Inc.*          3,200   171,040



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2009

                                                                             Shares/
 Common Stock                  Shares  Value    Common Stock                Principal    Value
------------------------------ ------ -------  ---------------------------- ---------- --------
ENERGY - 8.2%                                  FINANCIAL - 8.1% (Continued)
 Arch Coal, Inc.               11,997 265,494   Keycorp                        50,700   329,550
 Baker Hughes, Inc.             4,800 204,768   Lazard Ltd                     11,300   466,803
 Bill Barrett Corp.*            5,400 177,066   Northern Trust Corp.           14,200   825,872
 Cabot Oil & Gas Corp.         10,100 361,075   NYSE Euronext                   5,900   170,451
 Cameron International Corp.*  13,200 499,224   optionsXpress Holdings, Inc.   11,200   193,536
 Complete Production Services*  7,300  82,490   Principal Financial Group, I   10,300   282,117
 Concho Resources, Inc.*       16,400 595,648   Public Storage                  3,700   278,388
 Consol Energy, Inc.            6,800 306,748   RenaissanceRe Holdings Ltd      4,100   224,516
 Core Laboratories              3,800 391,742   SLM Corp.*                     34,300   299,096
 Diamond Offshore Drilling      4,000 382,080   SVB Financial Group*            4,500   194,715
 First Solar, Inc.*             2,100 321,006   TD Ameritrade Holding Corp.*   22,900   449,527
 FMC Technologies, Inc.*        9,200 480,608   WR Berkley Corp.                8,100   204,768
 Forest Oil Corp.*             15,800 309,206
 Mariner Energy, Inc.*         14,600 207,028  INDUSTRIAL - 14.1%
 Massey Energy Co.              5,900 164,551   Alliant Techsystems, Inc.*      1,900   147,915
 Murphy Oil Corp.               7,600 437,532   AMETEK, Inc.                   10,200   356,082
 Nabors Industries Ltd*        10,000 209,000   Amphenol Corp.                  6,200   233,616
 Newfield Exploration Co.*      7,800 331,968   CH Robinson Worldwide, Inc.    10,900   629,475
 Oceaneering International, Inc 4,000 227,000   Cogent, Inc.*                  17,000   171,700
 Peabody Energy Corp.           6,200 230,764   Cummins, Inc.                   6,400   286,784
 SandRidge Energy, Inc.*        9,100 117,936   Cymer, Inc.*                    4,800   186,528
 Smith International, Inc.     12,200 350,140   Dolby Laboratories, Inc.*      11,600   443,004
 Southwestern Energy Co.*       5,000 213,400   Donaldson Co., Inc.             8,000   277,040
 Sunoco, Inc.                   4,000 113,800   Empresa Brasileira - ADR*       7,900   181,226
 Tetra Technologies, Inc.*     16,000 155,040   Expeditors International       16,900   594,035
 Ultra Petroleum Corp.*         9,400 460,224   FLIR Systems, Inc.*             5,600   156,632
 Walter Energy, Inc.            5,600 336,336   Flowserve Corp.                 2,900   285,766
                                                Fluor Corp.                    13,000   661,050
FINANCIAL - 8.1%                                Foster Wheeler AG*             11,000   351,010
 AON Corp.                      6,900 280,761   General Cable Corp.*            5,500   215,325
 Arch Capital Group Ltd*        3,500 236,390   Gentex Corp.                   12,500   176,875
 Artio Global Investors, Inc.*  4,300 112,445   Goodrich Corp.                 10,800   586,872
 Assurant, Inc.                 4,300 137,858   Graco, Inc.                     5,000   139,350
 Axis Capital Holdings Ltd      5,700 172,026   Harsco Corp.                    5,000   177,050
 City National Corp.            7,700 299,761   IDEX Corp.                      6,425   179,579
 CME Group, Inc.                  500 154,095   II-VI, Inc.*                    4,500   114,480
 Eaton Vance Corp.             11,900 333,081   Itron, Inc.*                    2,200   141,108
 Federal Realty Investment      6,000 368,220   ITT Corp.                       2,600   135,590
 Federated Investors, Inc.      7,100 187,227   Jabil Circuit, Inc.            12,200   163,602
 First Horizon National Corp.* 13,410 177,413   Joy Global, Inc.                7,300   357,262
 HCC Insurance Holdings, Inc.   9,400 257,090   Landstar System, Inc.          11,700   445,302
 Interactive Brokers Group, Inc 8,800 174,856   McDermott International, Inc   19,700   497,819
 IntercontinentalExchange, Inc. 6,800 660,892   Mettler-Toledo International    3,300   298,947
 Janus Capital Group, Inc.     27,500 389,950   National Instruments Corp.      8,550   236,237
                                                Pall Corp.                      8,400   271,152


        See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2009

                                                Common Stock and             Shares/
 Common Stock                  Shares  Value    Short-Term Investments      Principal    Value
------------------------------ ------ -------  ---------------------------- ---------- --------
INDUSTRIAL - 14.1% (Continued)                 TECHNOLOGY - 15.5% (Continued)
 Precision Castparts Corp.      8,000 814,960   KLA-Tencor Corp.                5,700   204,402
 Republic Services, Inc.       12,150 322,826   Lam Research Corp.*             5,600   191,296
 Rockwell Automation, Inc.      8,300 353,580   Linear Technology Corp.        17,000   469,710
 Rockwell Collins, Inc.         9,100 462,280   Logitech International*        13,500   248,130
 Roper Industries, Inc.         5,800 295,684   Marvell Technology Group*      37,900   613,601
 Stericycle, Inc.*              9,900 479,556   Maxim Integrated Products      11,300   204,982
 Terex Corp.*                  11,400 236,322   MEMC Electronic Materials*      9,700   161,311
 Transdigm Group, Inc.*         3,500 174,335   Microchip Technology, Inc.     13,057   346,011
 Trimble Navigation Ltd*       17,000 406,470   National Semiconductor Corp.    9,000   128,430
 Valmont Industries, Inc.       2,600 221,468   NetApp, Inc.*                  21,000   560,280
 Wabtec Corp.                   4,500 168,885   NVIDIA Corp.*                  27,100   407,313
 Waste Connections, Inc.*       5,900 170,274   ON Semiconductor Corp.*        20,100   165,825
 Waters Corp.*                  5,600 312,816   Palm, Inc.                     19,300   336,978
 Zebra Technologies Corp.*      5,800 150,394   QLogic Corp.*                  12,600   216,720
                                                Red Hat, Inc.*                 20,500   566,620
TECHNOLOGY - 15.5%                              Rovi Corp.*                     7,200   241,920
 Adobe Systems, Inc.*          11,400 376,656   Salesforce.com, Inc.*           7,700   438,361
 Allscripts-Misys Healthcare*   9,600 194,592   Seagate Technology*            34,600   526,266
 Altera Corp.                  27,700 568,127   Silicon Laboratories, Inc.*     5,700   264,252
 American Reprographics Co.*   10,200  97,104   Synopsys, Inc.*                 6,800   152,456
 Analog Devices, Inc.          15,800 435,764   Teradyne, Inc.*                20,300   187,775
 ANSYS, Inc.*                   9,600 359,232   Varian Semiconductor Equip.*    7,100   233,164
 Autodesk, Inc.*               16,700 397,460   Xilinx, Inc.                   27,300   639,366
 BMC Software, Inc.*            8,800 330,264
 Broadcom Corp.*               12,700 389,763  UTILITIES - 0.4%
 CA, Inc.                      16,300 358,437   NRG Energy, Inc.*              13,200   372,108
 Cerner Corp.*                  5,400 403,920                                        ----------
 Check Point Software Tech.*    6,300 178,605  TOTAL COMMON STOCK - 97.1%
 Citrix Systems, Inc.*          9,500 372,685   (Cost $92,776,864)                   93,942,480
 Cognizant Technology Sol.*    16,312 630,622
 Computer Sciences Corp.*       3,400 179,214  SHORT-TERM INVESTMENTS - 0.7%
 Dun & Bradstreet Corp.         4,800 361,536                                 722,869   722,869
 Electronic Arts, Inc.*        11,100 211,455  TOTAL INVESTMENTS IN SECURITIES - 97.8%
 Fairchild Semiconductor*      11,600 118,668   (Cost $93,499,733)                   94,665,349
 Fidelity National Information  6,900 176,019
 Fiserv, Inc.*                  3,900 187,980  OTHER ASSETS LESS LIABILITIES - 2.2%   2,125,143
 GT Solar International, Inc.* 19,400 112,714                                        ----------
 Intersil Corp.                10,000 153,100  TOTAL NET ASSETS - 100.0%             96,790,492
 Intuit, Inc.*                 23,900 681,150                                        ==========
 Jack Henry & Associates, Inc.  5,900 138,473



* Securities are non-income producing
ADR - American Depository Receipt

      See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

    Common Stock                     Shares      Value   Common Stock                Shares        Value
-----------------------------------  -------- --------- ---------------------------- --------  ----------
BASIC MATERIALS - 4.0%                                  COMMUNICATIONS - 4.6% (Continued)
    Agnico-Eagle Mines Ltd            13,000    882,050  McAfee, Inc.*                 6,600      289,014
    Air Products & Chemicals           6,200    480,996  McGraw-Hill Cos., Inc.       19,600      492,744
    Albemarle Corp.                    2,000     69,200  MetroPCS Communications*      8,400       78,624
    BHP Billiton Ltd - ADR            11,500    759,115  NeuStar, Inc.*                2,400       54,240
    Carpenter Technology Corp.        13,200    308,748  NII Holdings, Inc.*           2,600       78,156
    CF Industries Holdings, Inc.       1,100     94,853  Nokia OYJ - ADR              14,900      217,838
    Cliffs Natural Resources, Inc.     2,800     90,608  Omnicom Group, Inc.           8,200      302,908
    Compass Minerals                   1,200     73,944  priceline.com., Inc.*           900      149,238
    Ecolab, Inc.                       4,800    221,904  Rackspace Hosting, Inc.*      4,900       83,594
    Eldorado Gold Corp.*               5,900     67,260  SBA Communications Corp.*     6,600      178,398
    EI du Pont de Nemours              8,200    263,548  Shaw Communications, Inc.     3,100       55,831
    Freeport-McMoRan Copper            9,200    631,212  Sina Corp.*                   1,700       64,532
    Intrepid Potash, Inc.*             4,100     96,719  Symantec Corp.*              17,300      284,931
    Nucor Corp.                        4,800    225,648  Time Warner, Inc.             7,766      223,505
    Potash Corp of Saskatchewan        2,700    243,918  VeriSign, Inc.*               5,200      123,188
    Praxair, Inc.                      4,700    383,943  Verizon Communications, Inc  39,400    1,192,638
    Rio Tinto PLC - ADR*               2,700    459,783  Walt Disney Co.              16,900      464,074
    Sherwin-Williams Co.               8,600    517,376
    Sigma-Aldrich Corp.                2,500    134,950 CONSUMER, CYCLICAL - 6.0%
    Sociedad Quimica y Minera - ADR   10,600    414,778  Advance Auto Parts, Inc.      2,400       94,272
    Terra Industries, Inc.             2,500     86,675  AnnTaylor Stores Corp.*       1,900       30,191
    Vale SA - ADR                     29,600    684,648  AutoZone, Inc.*                 500       73,110
    Vulcan Materials Co.               8,600    465,002  Bed Bath & Beyond, Inc.*      5,300      198,962
                                                         CarMax, Inc.*                 4,700       98,230
COMMUNICATIONS - 4.6%                                    Chipotle Mexican Grill, Inc     800       66,576
    America Movil - ADR                6,300    276,129  Choice Hotels International   2,700       83,862
    American Tower Corp.*              5,200    189,280  Coach, Inc.                   7,800      256,776
    AT&T, Inc.                        72,900  1,969,029  Copart, Inc.*                 1,600       53,136
    Baidu, Inc. - ADR*                   200     78,210  CVS Caremark Corp.           14,000      500,360
    Cablevision Systems Corp.          3,000     71,250  Dick's Sporting Goods, Inc.   3,100       69,440
    Central European Media*            2,600     89,050  Dollar Tree, Inc.*            1,400       68,152
    Cisco Systems, Inc.*              18,100    426,074  DreamWorks Animation SKG*     2,100       74,697
    Crown Castle International*        3,900    122,304  Family Dollar Stores, Inc.    5,100      134,640
    CTC Media, Inc.*                   4,000     62,880  Fastenal Co.                  3,400      131,580
    Ctrip.com International Ltd - ADR  1,500     88,185  Gap, Inc.                    18,300      391,620
    Digital River, Inc.*               1,900     76,608  Home Depot, Inc.             48,000    1,278,720
    Discovery Communications*          7,100    184,813  International Game Tech.      4,000       85,920
    Expedia, Inc.*                     4,900    117,355  KB Home                       1,500       24,915
    Factset Research Systems           2,200    145,728  Lennar Corp.                 20,000      285,000
    F5 Networks, Inc.*                 2,300     91,149  Marriott International, Inc   6,356      175,362
    JDS Uniphase Corp.*                6,400     45,504  Mattel, Inc.                 17,900      330,434
    Juniper Networks, Inc.*            8,700    235,074  McDonald's Corp.              8,200      467,974
    Leap Wireless International*       4,300     84,065


            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

    Common Stock                     Shares      Value   Common Stock                Shares        Value
-----------------------------------  -------- --------- ---------------------------- --------  ----------
CONSUMER, CYCLICAL - 6.0% (Continued)                   CONSUMER, NON-CYCLICAL - 12.9% (Continued)
    Men's Wearhouse, Inc.              2,575     63,603  Brown-Forman Corp.            9,825      473,762
    NIKE, Inc.                         4,200    271,740  CareFusion Corp.*             9,400      204,920
    O'Reilly Automotive, Inc.*         4,600    166,244  Cephalon, Inc.*               1,700       99,008
    PACCAR, Inc.                      12,300    463,833  Charles River Laboratories*   1,900       70,262
    Panera Bread Co.*                  2,200    121,000  CIGNA Corp.                  11,600      325,844
    PetSmart, Inc.                     3,100     67,425  Clorox Co.                    8,400      494,088
    Pulte Homes, Inc.*                 4,060     44,619  Coca-Cola Co.                11,200      601,440
    Ross Stores, Inc.                  4,800    229,296  Colgate-Palmolive Co.         3,300      251,724
    Skywest, Inc.                      2,800     46,424  Community Health Systems*     2,700       86,211
    Southwest Airlines Co.            32,400    311,040  Corporate Executive Board     2,100       52,290
    Staples, Inc.                     13,800    320,436  Covance, Inc.*                1,200       64,980
    Starbucks Corp.*                   9,800    202,370  Coventry Health Care, Inc.*   1,850       36,926
    Starwood Hotels & Resorts         14,600    482,238  Covidien Plc                  5,700      246,582
    Tiffany & Co.                      4,500    173,385  CR Bard, Inc.                 2,800      220,108
    Tim Hortons, Inc.                  4,200    118,860  DaVita, Inc.*                 2,450      138,768
    TJX Cos., Inc.                    18,900    702,135  DENTSPLY International, Inc   3,500      120,890
    Toll Brothers, Inc.*               2,700     52,758  DeVry, Inc.                   4,700      260,004
    Tractor Supply Co.*                1,700     82,314  Diageo PLC - ADR              6,800      418,132
    Urban Outfitters, Inc.*            3,600    108,612  Edwards Lifesciences Corp.*   1,700      118,847
    WABCO Holdings, Inc.*              4,800    100,800  Elan Corp.- ADR*              8,700       61,857
    Walgreen Co.                       7,500    281,025  Eli Lilly & Co.               8,300      274,149
    Wal-Mart Stores, Inc.             20,800  1,021,072  Equifax, Inc.                 2,200       64,108
    Williams-Sonoma, Inc.              3,600     72,828  Express Scripts, Inc.*        1,900      147,402
    WMS Industries, Inc.*              2,100     93,576  General Mills, Inc.           4,300      276,834
    WW Grainger, Inc.                  5,600    500,416  Genpact Ltd*                  6,100       75,030
    Wynn Resorts Ltd                   1,200     85,068  Gen-Probe, Inc.*                800       33,152
    Yum! Brands, Inc.                  9,100    307,216  Genzyme Corp.*                4,300      243,939
                                                         GlaxoSmithKline PLC - ADR     5,400      213,354
CONSUMER, NON-CYCLICAL - 12.9%                           Global Payments, Inc.         1,600       74,720
    Abbott Laboratories                8,275    409,364  Health Net, Inc.*             2,600       40,040
    Aetna, Inc.                        6,700    186,461  Henry Schein, Inc.*           2,400      131,784
    Alexion Pharmaceuticals, Inc.*     1,700     75,718  Hershey Co.                   3,000      116,580
    Allergan, Inc.                     2,340    132,818  Hewitt Associates, Inc.*      2,000       72,860
    Altria Group, Inc.                23,700    422,097  Hologic, Inc.*                3,700       60,458
    American Medical Systems*          3,400     57,528  Humana, Inc.*                 1,800       67,140
    Amgen, Inc.*                       6,900    415,587  Idexx Laboratories, Inc.*     2,900      145,000
    Apollo Group, Inc.*                3,245    239,059  Illumina, Inc.*               4,800      204,000
    Arthrocare Corp.                   2,000     40,800  Intuitive Surgical, Inc.*       800      209,800
    AstraZeneca PLC - ADR              5,100    229,245  Iron Mountain, Inc.*          3,912      104,294
    Automatic Data Processing, Inc.   10,800    424,440  ITT Educational Services, I   1,200      132,492
    Avon Products, Inc.               17,600    597,696  JM Smucker Co.                2,300      121,923
    Baxter International, Inc.         4,400    250,844  Johnson & Johnson            25,800    1,570,962
    Biogen Idec, Inc.*                 1,400     70,728  Kellogg Co.                   4,900      241,227
    BioMarin Pharmaceutical, Inc.*     3,500     63,280  Kimberly-Clark Corp.          6,800      401,064


          See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

    Common Stock                     Shares      Value   Common Stock                Shares        Value
-----------------------------------  -------- --------- ---------------------------- --------  ----------
CONSUMER, NON-CYCLICAL - 12.9% (Continued)              ENERGY - 8.4%
    Laboratory Corp of America*        2,500    164,250  Apache Corp.                  2,800      257,124
    Life Technologies Corp.*           4,200    195,510  Arch Coal, Inc.               4,559      100,891
    Lincare Holdings, Inc.*            1,200     37,500  Baker Hughes, Inc.            7,100      302,886
    Lorillard, Inc.                    9,500    705,850  Bill Barrett Corp.*           2,200       72,138
    Manpower, Inc.                     1,400     79,394  BP PLC - ADR                 22,292    1,186,603
    Martek Biosciences Corp.*          1,900     42,921  Cabot Oil & Gas Corp.         4,000      143,000
    Masimo Corp.*                      1,600     41,920  Cameron International Corp.   5,200      196,664
    McCormick & Co., Inc.             15,000    509,100  Chevron Corp.                27,842    1,960,912
    McKesson Corp.                     9,900    589,545  Complete Production Service   2,400       27,120
    Mead Johnson Nutrition Co.         2,700    121,797  Concho Resources, Inc.*       5,900      214,288
    Medtronic, Inc.                    9,700    356,960  Consol Energy, Inc.           7,500      338,325
    Merck & Co., Inc.                 24,900    787,587  Core Laboratories             1,500      154,635
    Millipore Corp.*                   1,000     70,330  Devon Energy Corp.            3,900      262,587
    Monster Worldwide, Inc.*           3,400     59,432  Diamond Offshore Drilling     6,000      573,120
    Moody's Corp.                     20,200    413,292  EOG Resources, Inc.           3,200      267,232
    Myriad Genetics, Inc.*             2,800     76,748  Exxon Mobil Corp.            24,902    1,708,526
    New Oriental Education - ADR*      1,100     88,495  First Solar, Inc.*              800      122,288
    Patterson Cos., Inc.*              2,500     68,125  FMC Technologies, Inc.*       3,400      177,616
    Paychex, Inc.                     17,093    496,552  Forest Oil Corp.*            23,200      454,024
    PepsiCo., Inc.                     7,100    416,486  Mariner Energy, Inc.*         5,200       73,736
    Pfizer, Inc.                      15,686    259,603  Massey Energy Co.             2,000       55,780
    Philip Morris International, Inc. 16,500    804,210  Murphy Oil Corp.             11,400      656,298
    Procter & Gamble Co.              19,000  1,100,480  Nabors Industries Ltd*        3,100       64,790
    QIAGEN NV*                         4,000     85,120  Newfield Exploration Co.*     8,500      361,760
    Quanta Services, Inc.*             7,000    154,910  Occidental Petroleum Corp.    6,100      478,240
    Quest Diagnostics, Inc.            8,188    427,332  Oceaneering International,    1,800      102,150
    ResMed, Inc.*                      1,200     54,240  Peabody Energy Corp.         10,100      375,922
    Ritchie Bros Auctioneers, Inc.     6,600    161,964  Petroleo Brasileiro - ADR    12,300      483,513
    Robert Half International, Inc.    3,600     90,072  Royal Dutch Shell PLC - ADR  15,800      903,602
    SEI Investments Co.                3,500     68,880  SandRidge Energy, Inc.*       3,500       45,360
    Shire PLC - ADR                    1,400     73,206  Schlumberger Ltd             11,960      712,816
    St Jude Medical, Inc.*             4,400    171,644  Smith International, Inc.    12,700      364,490
    Strayer Education, Inc.              400     87,072  Southwestern Energy Co.*      1,900       81,092
    Sysco Corp.                        7,800    193,830  Sunoco, Inc.                  1,300       36,985
    Techne Corp.                       2,700    168,912  Tetra Technologies, Inc.*     5,700       55,233
    UnitedHealth Group, Inc.          18,200    455,728  Total SA - ADR               19,900    1,179,274
    Varian Medical Systems, Inc.*      3,100    130,603  Ultra Petroleum Corp.*       14,900      729,504
    Vertex Pharmaceuticals, Inc.*      3,550    134,545  Walter Energy, Inc.           2,200      132,132
    VistaPrint NV*                     2,000    101,500  Williams Cos., Inc.          13,600      243,032
    Warner Chilcott PLC*               2,600     56,212  XTO Energy, Inc.              5,600      231,392
    WellPoint, Inc.*                   8,400    397,824
    Western Union Co.                 22,600    427,592
    Whole Foods Market, Inc.*          6,700    204,283
    Zimmer Holdings, Inc.*             6,300    336,735


         See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

    Common Stock                     Shares      Value   Common Stock                Shares        Value
-----------------------------------  -------- --------- ---------------------------- --------  ----------
FINANCIAL - 9.4%                                        INDUSTRIAL - 6.8%
    Aflac, Inc.                        7,900    337,646  3M Co.                        5,900      435,420
    AON Corp.                         12,500    508,625  Agilent Technologies, Inc.*   8,400      233,772
    Arch Capital Group Ltd*            5,300    357,962  Alliant Techsystems, Inc.*    3,200      249,120
    Artio Global Investors, Inc.*      1,600     41,840  AMETEK, Inc.                  3,500      122,185
    Assurant, Inc.                     1,200     38,472  Amphenol Corp.                2,300       86,664
    AvalonBay Communities, Inc.        3,294    239,573  Boeing Co.                    6,340      343,311
    Axis Capital Holdings Ltd          2,000     60,360  Caterpillar, Inc.             7,800      400,374
    Bank of New York Mellon Corp.     27,171    787,687  CH Robinson Worldwide, Inc.   4,200      242,550
    BB&T Corp.                        16,500    449,460  Cogent, Inc.*                 4,100       41,410
    Chubb Corp.                       11,900    599,879  CSX Corp.                     8,800      368,368
    Citigroup, Inc.*                  73,200    354,288  Cummins, Inc.                 2,100       94,101
    City National Corp.               12,000    467,160  Cymer, Inc.*                  1,800       69,948
    CME Group, Inc.                    1,000    308,190  Dolby Laboratories, Inc.*     4,400      168,036
    Eaton Vance Corp.                  4,500    125,955  Donaldson Co., Inc.           3,200      110,816
    Equity Residential                 8,200    251,740  Emerson Electric Co.         10,600      424,848
    Essex Property Trust, Inc.         3,000    238,740  Empresa Brasileira - ADR*    12,900      295,926
    Federal Realty Investment          8,700    533,919  Expeditors International      6,300      221,445
    Federated Investors, Inc.         12,800    337,536  FLIR Systems, Inc.*           2,400       67,128
    First Horizon National Corp.*      5,181     68,546  Flowserve Corp.               3,600      354,744
    HCC Insurance Holdings, Inc.      12,300    336,405  Fluor Corp.                   5,100      259,335
    Interactive Brokers Group, Inc.*   3,100     61,597  Foster Wheeler AG*            3,700      118,067
    IntercontinentalExchange, Inc.*    2,600    252,694  General Cable Corp.*          2,500       97,875
    Janus Capital Group, Inc.         10,700    151,726  General Dynamics Corp.        6,600      426,360
    JPMorgan Chase & Co.              52,200  2,287,404  General Electric Co.         24,500      402,290
    Keycorp                           67,500    438,750  Gentex Corp.                  3,400       48,110
    Lazard Ltd                         4,400    181,764  Goodrich Corp.               10,800      586,872
    Northern Trust Corp.              19,200  1,116,672  Graco, Inc.                   2,300       64,101
    NYSE Euronext                     14,200    410,238  Harsco Corp.                  1,900       67,279
    optionsXpress Holdings, Inc.*      4,800     82,944  Honeywell International, In   7,600      282,340
    PNC Financial Services Group       8,700    422,733  IDEX Corp.                    2,025       56,599
    Principal Financial Group, Inc.    3,600     98,604  II-VI, Inc.*                  2,300       58,512
    Progressive Corp.*                22,100    366,418  Illinois Tool Works, Inc.     7,900      337,409
    Public Storage                     6,900    519,156  Itron, Inc.*                  1,100       70,554
    RenaissanceRe Holdings Ltd         6,100    334,036  ITT Corp.                     6,000      312,900
    Simon Property Group, Inc.         4,035    280,145  Jabil Circuit, Inc.           4,800       64,368
    SLM Corp.*                        44,100    384,552  Joy Global, Inc.             10,800      528,552
    State Street Corp.                13,300    699,580  Landstar System, Inc.         4,600      175,076
    SVB Financial Group*               1,300     56,251  Lockheed Martin Corp.         5,100      398,208
    TD Ameritrade Holding Corp.*       8,800    172,744  McDermott International, In   7,600      192,052
    Travelers Cos., Inc.              11,300    556,299  Mettler-Toledo Internationa   1,300      117,767
    US Bancorp                        43,028    940,592  National Instruments Corp.    2,550       70,457
    Wells Fargo & Co.                 44,160  1,244,429  Northrop Grumman Corp.        4,000      207,000
    WR Berkley Corp.                  12,800    323,584  Pall Corp.                    3,100      100,068
                                                         Precision Castparts Corp.     3,000      305,610

            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009
                                                         Common Stock, Cash
                                                         Collateral and Repurchase
    Common Stock                     Shares      Value   Agreement                   Shares        Value
-----------------------------------  -------- --------- ---------------------------- --------  ----------
INDUSTRIAL - 6.8% (Continued)                           TECHNOLOGY - 6.2% (Continued)
    Republic Services, Inc.           20,350    540,700  Jack Henry & Associates, In   2,300       53,981
    Rockwell Automation, Inc.          8,700    370,620  KLA-Tencor Corp.              2,000       71,720
    Rockwell Collins, Inc.             3,500    177,800  Lam Research Corp.*           2,100       71,736
    Roper Industries, Inc.             1,600     81,568  Linear Technology Corp.      16,200      447,606
    Stericycle, Inc.*                  4,100    198,604  Logitech International*       4,300       79,034
    Terex Corp.*                       4,000     82,920  Marvell Technology Group*    14,600      236,374
    Transdigm Group, Inc.*             1,300     64,753  Maxim Integrated Products     3,100       56,234
    Trimble Navigation Ltd*            6,700    160,197  MEMC Electronic Materials*    3,300       54,879
    Union Pacific Corp.                8,200    478,470  Microchip Technology, Inc.   13,012      344,818
    United Parcel Service, Inc.        3,500    197,645  Microsoft Corp.              48,100    1,237,132
    United Technologies Corp.          8,100    493,533  National Semiconductor Corp  18,300      261,141
    Valmont Industries, Inc.             900     76,662  NetApp, Inc.*                 7,500      200,100
    Wabtec Corp.                       1,600     60,048  NVIDIA Corp.*                10,300      154,809
    Waste Connections, Inc.*           2,100     60,606  ON Semiconductor Corp.*       6,900       56,925
    Waters Corp.*                      2,500    139,650  Oracle Corp.                 10,900      227,156
    Zebra Technologies Corp.*          1,700     44,081  Palm, Inc.                    7,400      129,204
                                                         QLogic Corp.*                 4,900       84,280
TECHNOLOGY - 6.2%                                        Red Hat, Inc.*                7,800      215,592
    Accenture PLC                      8,100    301,887  Rovi Corp.*                   2,400       80,640
    Adobe Systems, Inc.*               4,400    145,376  Salesforce.com, Inc.*         2,900      165,097
    Altera Corp.                       9,500    194,845  Seagate Technology*          27,300      415,233
    Allscripts-Misys Healthcare*       3,600     72,972  Silicon Laboratories, Inc.*   2,200      101,992
    American Reprographics Co.*        4,000     38,080  Synopsys, Inc.*               2,700       60,534
    Analog Devices, Inc.              14,600    402,668  Teradyne, Inc.*               7,600       70,300
    ANSYS, Inc.*                       3,300    123,486  Texas Instruments, Inc.      11,400      270,066
    Autodesk, Inc.*                    6,400    152,320  Varian Semiconductor Equip.   2,900       95,236
    BMC Software, Inc.*                4,400    165,132  Xilinx, Inc.                 19,400      454,348
    Broadcom Corp.*                    4,200    128,898
    CA, Inc.                           6,200    136,338 UTILITIES - 2.7%
    Cerner Corp.*                      2,100    157,080  Allegheny Energy, Inc.        9,800      259,896
    Check Point Software Tech.*        1,800     51,030  Consolidated Edison, Inc.     8,700      356,178
    Citrix Systems, Inc.*              4,000    156,920  Duke Energy Corp.            33,000      519,420
    Cognizant Technology Sol.*         6,336    244,950  Entergy Corp.                 5,400      431,244
    Computer Sciences Corp.*           6,100    321,531  Exelon Corp.                  7,550      374,631
    Dell, Inc.*                       15,100    230,426  FPL Group, Inc.               5,700      314,811
    Dun & Bradstreet Corp.             1,700    128,044  NRG Energy, Inc.*             5,000      140,950
    Electronic Arts, Inc.*             3,200     60,960  Pepco Holdings, Inc.         27,500      409,200
    EMC Corp.*                        14,100    240,264  Pinnacle West Capital Corp.  10,700      351,174
    Fairchild Semiconductor*           3,800     38,874  Progress Energy, Inc.        14,200      554,652
    Fidelity National Information      2,400     61,224  SCANA Corp.                  15,600      544,440
    Fiserv, Inc.*                      1,650     79,530  Southern Co.                 21,800      690,406
    GT Solar International, Inc.*      9,500     55,195  TECO Energy, Inc.            15,800      222,464
    Intel, Corp.                      53,700  1,050,909                                       -----------
    International Business Mach.       7,900    944,919 TOTAL COMMON STOCK - 61.0%
    Intersil Corp.                     3,600     55,116  (Cost $109,169,577)                  115,746,756
    Intuit, Inc.*                      9,200    262,200                                       -----------



See Notes To Financial Statements


     * Securities are non-income producing
       ADR - American Depositary Receipts



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009


                                                                Principal
    Fixed Income Securities              Coupon    Maturity        Amount       Value
------------------------------------   --------   ----------  ----------- -----------
BASIC MATERIALS - 2.1%
    BHP Billiton Finance USA Ltd         7.250    03/01/2016  $   500,000 $   575,795
    ArcelorMittal USA Partnership        9.750    04/01/2014    2,000,000   2,095,000
    Westvaco Corp.                       7.650    03/15/2027    1,350,000   1,232,537

COMMUNICATIONS - 5.7%
    British Telecommunications PLC       9.625    12/15/2030    1,000,000   1,281,074
    CBS Corp.                            8.625    08/01/2012    1,000,000   1,090,691
    Comcast Holdings Corp.              10.625    07/15/2012    2,000,000   2,384,132
    Telecom Italia Capital SA            6.999    06/04/2018    1,000,000   1,105,087
    TW, Inc.                             9.150    02/01/2023    2,000,000   2,512,852
    Verizon New Jersey, Inc.             8.000    06/01/2022      650,000     744,756
    Vodafone Group PLC                   5.375    01/30/2015    1,500,000   1,607,508

CONSUMER, CYCLICAL - 1.7%
    CVS Caremark Corp.                   5.750    06/01/2017    2,000,000   2,141,010
    Macy's Retail Holdings, Inc.         7.450    09/15/2011    1,000,000   1,031,232

CONSUMER, NON-CYCLICAL - 3.5%
    Anheuser-Busch InBev*                7.750    01/15/2019    2,000,000   2,366,520
    Genentech, Inc.                      4.750    07/15/2015    1,000,000   1,078,905
    Kraft Foods, Inc.                    6.125    02/01/2018    1,000,000   1,059,679
    Teva Pharmaceutical Finance          5.550    02/01/2016    2,000,000   2,141,664

ENERGY - 3.2%
    ConocoPhillips                       5.750    02/01/2019    1,000,000   1,089,479
    Marathon Oil Canada Corp.            8.375    05/01/2012    1,350,000   1,528,493
    Noble Corp.                          5.875    06/01/2013    1,000,000   1,036,595
    Statoil ASA                          7.500    10/01/2016    1,000,000   1,209,051
    TransCanada PipeLines Ltd            7.125    01/15/2019    1,000,000   1,179,817


          See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                                Principal
    Fixed Income Securities              Coupon    Maturity        Amount       Value
------------------------------------   --------   ----------  ----------- -----------
FINANCIAL - 9.8%
    AIG Retirement Services, Inc.        8.125    04/28/2023  $   375,000 $   329,854
    American Express Bank FSB            5.500    04/16/2013    2,000,000   2,110,824
    Deutsche Bank Trust Corp.            7.500    11/15/2015    1,000,000   1,029,225
    CitiFinancial, Inc.                  6.625    06/01/2015    1,250,000   1,253,703
    Comerica Bank                        7.125    12/01/2013      940,000     912,367
    General Electric Capital Corp.       5.625    05/01/2018    1,000,000     995,202
    Goldman Sachs Group, Inc.            5.950    01/18/2018    1,000,000   1,037,472
    HSBC Finance Corp.                   6.375    11/27/2012    1,000,000   1,075,387
    HSBC Holdings PLC                    6.500    05/02/2036    1,000,000   1,083,365
    Invesco Ltd                          5.625    04/17/2012    1,000,000   1,021,101
    Jefferies Group, Inc.                6.450    06/08/2027    2,000,000   1,679,268
    Morgan Stanley                       6.750    10/15/2013    1,000,000   1,059,146
    Morgan Stanley                       4.750    04/01/2014    1,000,000     992,620
    National Rural Utilities            10.375    11/01/2018    1,500,000   1,983,849
    Ohio National Financial Services*    7.000    07/15/2011    1,000,000   1,025,621
    Santander Financial Issuances        6.375    02/15/2011    1,000,000   1,018,830


         See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                                Principal
    Fixed Income Securities              Coupon    Maturity        Amount       Value
------------------------------------   --------   ----------  ----------- -----------
INDUSTRIAL - 1.5%
    Burlington Northern Santa Fe         5.750    03/15/2018  $ 1,000,000 $ 1,086,251
    Clark Equipment Co.                  8.000    05/01/2023      500,000     515,425
    United Parcel Service of America     8.375    04/01/2020    1,000,000   1,315,247

MORTGAGE SECURITIES - 4.5%
    Chase Mortgage Finance Corp.         6.500    05/25/2036    1,085,835     795,389
    Countrywide Alternative Loan         6.000    06/25/2037    1,609,153     342,639
    Fannie Mae Pool                      7.000    04/01/2033      648,373     713,112
    Freddie Mac Gold Pool                6.500    06/01/2024      594,103     640,566
    Freddie Mac Gold Pool                7.000    10/01/2031      895,717     985,035
    Freddie Mac Gold Pool                6.500    02/01/2032      904,649     972,818
    Freddie Mac Gold Pool                6.500    08/01/2032      728,488     783,382
    Freddie Mac Gold Pool                6.500    12/01/2032    1,019,754   1,097,871
    Freddie Mac Gold Pool                6.500    04/01/2033      456,254     491,205
    Lehman Mortgage Trust                6.000    09/25/2036    1,108,558     504,394
    MASTR Asset Securitization           6.250    05/25/2036      776,908     659,821
    Residential Asset Securitization     6.500    06/25/2037    1,495,510     626,245


       See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

    Fixed Income Securities and                                 Principal
    Short Term Investments               Coupon    Maturity        Amount       Value
------------------------------------   --------   ----------  ----------- -----------
UTILITIES - 4.4%
    Entergy Gulf States, Inc.            5.250    08/01/2015  $ 1,750,000 $ 1,746,836
    Illinois Power Co.                   9.750    11/15/2018    1,000,000   1,255,416
    Michigan Consolidated Gas Co.        8.250    05/01/2014    1,050,000   1,233,774
    Monongahela Power Co.*               7.950    12/15/2013    1,004,000   1,111,912
    PSEG Power LLC                       5.500    12/01/2015    2,000,000   2,148,600
    United Utilities PLC                 5.375    02/01/2019    1,000,000     997,454
                                                                           ------------
TOTAL FIXED-INCOME SECURITIES - 36.4%
    (Cost $70,005,014)                                                     69,123,103

SHORT-TERM INVESTMENTS - 1.1%
    Fifth Third Institutional Money Market Fund               $ 2,010,256   2,010,256
                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES - 98.5%
    (Cost $181,184,847)                                                   186,880,115

OTHER ASSETS LESS LIABILITIES - 1.5%                                        2,860,240
                                                                        ---------------
TOTAL NET ASSETS - 100.0%                                                 $189,740,355
                                                                        ===============



         See Notes To Financial Statements


* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2009, the aggregate market value of these securities amounted to $4,504,053 or 2.37% of net assets.



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                           Shares/
   Fixed Income Securities           Coupon    Maturity   Principal         Value
------------------------------------ -------  ----------  ---------- -------------
BASIC MATERIALS - 4.4%
   ArcelorMittal USA Partnership       9.750  04/01/2014  3,500,000      3,666,249
   Freeport-McMoRan Copper             8.250  04/01/2015  3,000,000      3,191,250
   Steel Dynamics, Inc.                7.375  11/01/2012  3,000,000      3,030,000
   Teck Resources Ltd                  9.750  05/15/2014  2,000,000      2,200,000
   Westvaco Corp.                      7.650  03/15/2027  2,700,000      2,465,073

COMMUNICATIONS - 10.8%
   British Telecommunications PLC      9.625  12/15/2030  2,000,000      2,562,147
   CBS Corp.                           8.625  08/01/2012    750,000        818,018
   CBS Corp.                           5.625  08/15/2012  2,000,000      2,074,332
   Comcast Cable Communications        8.500  05/01/2027  1,000,000      1,162,631
   Comcast Holdings Corp.             10.625  07/15/2012  1,500,000      1,788,099
   COX Enterprises, Inc.*              7.375  07/15/2027  1,000,000      1,082,453
   DirecTV Holdings LLC                6.375  06/15/2015  3,000,000      3,037,500
   GTE Corp.                           8.750  11/01/2021  1,500,000      1,878,888
   Liberty Media LLC                   5.700  05/15/2013  3,000,000      2,842,500
   Michigan Bell Telephone Co.         7.850  01/15/2022  2,000,000      2,297,422
   News America Holdings, Inc.         8.500  02/23/2025  2,300,000      2,542,275
   Qwest Corp.                         8.875  03/15/2012  3,000,000      3,157,500
   Telecom Italia Capital SA           6.999  06/04/2018  2,000,000      2,210,174
   TW, Inc.                            9.150  02/01/2023  3,000,000      3,769,278
   Verizon New Jersey, Inc.            8.000  06/01/2022  1,000,000      1,145,778
   Viacom, Inc.                        6.250  04/30/2016  3,000,000      3,235,671

CONSUMER, CYCLICAL - 4.8%
   GameStop Corp.                      8.000  10/01/2012  3,000,000      3,097,500


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                           Shares/
   Fixed Income Securities           Coupon    Maturity   Principal         Value
------------------------------------ -------  ----------  ---------- -------------
CONSUMER, CYCLICAL - 4.8% (Continued)
   CVS Caremark Corp.                  5.750  06/01/2017  3,000,000      3,211,515
   Royal Caribbean Cruises Ltd         8.750  02/02/2011  1,500,000      1,533,750
   Toro Co.                            7.800  06/15/2027  2,177,000      2,029,018
   Wal-Mart Stores, Inc.               6.750  10/15/2023  3,000,000      3,626,493
   Wynn Las Vegas LLC                  6.625  12/01/2014  1,400,000      1,333,500
   Wynn Las Vegas LLC                  6.625  12/01/2014  1,000,000        965,000

CONSUMER, NON-CYCLICAL - 12.0%
   Altria Group, Inc.                  9.700  11/10/2018  3,000,000      3,726,171
   Anheuser-Busch InBev*               7.750  01/15/2019  3,000,000      3,549,780
   AstraZeneca PLC                     5.900  09/15/2017  3,000,000      3,356,658
   CIGNA Corp.                         7.650  03/01/2023  1,500,000      1,493,022
   CIGNA Corp.                         7.875  05/15/2027  1,000,000        965,694
   Corrections Corp of America         7.750  06/01/2017  3,000,000      3,097,500
   FBG Finance Ltd*                    5.125  06/15/2015  2,000,000      2,085,506
   Kraft Foods, Inc.                   6.125  02/01/2018  3,000,000      3,179,037
   Land O' Lakes, Inc.                 9.000  12/15/2010  3,000,000      3,041,250
   McKesson Corp.                      6.500  02/15/2014  2,000,000      2,192,290
   Proctor & Gamble Co.                4.700  02/15/2019  3,000,000      3,135,357
   Teva Pharmaceutical Finance         5.550  02/01/2016  3,000,000      3,212,496
   UnitedHealth Group, Inc.            5.375  03/15/2016  3,000,000      3,042,267
   WellPoint, Inc.                     5.875  06/15/2017  3,500,000      3,694,187


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                           Shares/
   Fixed Income Securities           Coupon    Maturity   Principal         Value
------------------------------------ -------  ----------  ---------- -------------
ENERGY - 11.0%
   Chesapeake Energy Corp.             7.250  12/15/2018  2,000,000      1,890,000
   ConocoPhillips                      5.750  02/01/2019  1,000,000      1,089,479
   Hess Corp.                          8.125  02/15/2019  3,000,000      3,604,038
   Husky Energy, Inc.                  6.200  09/15/2017  2,575,000      2,730,605
   Noble Corp.                         5.875  06/01/2013  3,000,000      3,109,785
   Plains Exploration & Production     7.750  06/15/2015  2,500,000      2,481,250
   Pride International, Inc.           7.375  07/15/2014  2,000,000      2,050,000
   Statoil ASA                         7.500  10/01/2016  3,000,000      3,627,153
   Suncor Energy, Inc.                 6.100  06/01/2018  3,000,000      3,135,198
   Sunoco, Inc.                        5.750  01/15/2017  2,500,000      2,491,830
   TransCanada PipeLines Ltd           7.125  01/15/2019  2,000,000      2,359,634
   Transocean, Inc.                    7.375  04/15/2018  2,000,000      2,348,888
   Ultramar Diamond Shamrock           7.200  10/15/2017  2,250,000      2,390,191
   Weatherford International, Inc.     6.350  06/15/2017  3,000,000      3,191,523

FINANCIAL - 19.7%
   AIG Retirement Services, Inc.       8.125  04/28/2023  1,875,000      1,649,271
   American Express Bank FSB           5.500  04/16/2013  3,000,000      3,166,236
   BB&T Corp.                          6.850  04/30/2019  3,000,000      3,355,794
   Caterpillar Financial Services      5.450  04/15/2018  2,000,000      2,077,494
   Citigroup, Inc.                     7.250  10/01/2010  1,000,000      1,028,762
   Citigroup, Inc.                     6.125  11/21/2017  2,000,000      1,985,700
   Comerica Bank                       7.125  12/01/2013  1,500,000      1,455,905
   Comerica Bank                       8.375  07/15/2024    200,000        193,502
   Deutsche Bank Trust Corp.           7.500  11/15/2015  2,500,000      2,573,063
   Fairfax Financial Holdings Ltd      7.750  04/26/2012  1,000,000        996,250
   Farmers Insurance Exchange*         8.625  05/01/2024  2,000,000      2,062,880
   General Electric Capital Corp.      5.250  10/19/2012  1,000,000      1,057,242
   General Electric Capital Corp.      5.625  05/01/2018  3,000,000      2,985,606
   Goldman Sachs Group, Inc.           6.150  04/01/2018  1,000,000      1,051,913
   Goldman Sachs Group, Inc.           6.750  10/01/2037  2,500,000      2,580,078
   Hospitality Properties Trust        5.625  03/15/2017  1,000,000        847,628
   Host Hotels & Resorts LP            6.875  11/01/2014  2,000,000      1,955,000
   HSBC America Capital Trust II*      8.380  05/15/2027  1,000,000      1,006,544
   HSBC Finance Corp.                  6.375  11/27/2012  1,000,000      1,075,387
   Icahn Enterprises LP                7.125  02/15/2013  3,000,000      2,887,500


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                           Shares/
   Fixed Income Securities           Coupon    Maturity   Principal         Value
------------------------------------ -------  ----------  ---------- -------------
FINANCIAL - 19.7% (Continued)
   Invesco Ltd                         5.375  02/27/2013  2,000,000      2,011,134
   Invesco Ltd                         5.625  04/17/2012  1,000,000      1,021,101
   Jefferies Group, Inc.               6.450  06/08/2027  3,000,000      2,518,902
   Merrill Lynch & Co., Inc.           6.875  04/25/2018  3,000,000      3,155,091
   MetLife, Inc.                       6.750  06/01/2016  1,000,000      1,116,008
   Morgan Stanley                      5.950  12/28/2017  3,000,000      3,054,432
   National Rural Utilities           10.375  11/01/2018  2,500,000      3,306,415
   Nationsbank Corp.                  10.200  07/15/2015  1,000,000      1,172,579
   New England Mutual Life Ins.        7.875  02/15/2024  1,650,000      1,936,237
   Ohio National Financial Services*   7.000  07/15/2011  2,000,000      2,051,242
   Santander Financial Issuances       6.375  02/15/2011    750,000        764,123
   Security Benefit Life Insurance*    8.750  05/15/2016  2,000,000        346,000
   Travelers Property Casualty         7.750  04/15/2026  2,000,000      2,436,248
   Washington Mutual Finance           6.875  05/15/2011  1,000,000      1,042,247
   Wells Fargo & Co.                   5.625  12/11/2017  3,000,000      3,151,173

GOVERNMENT - 1.6%
   Chicago Board of Education          6.138  12/01/2039  1,000,000      1,074,620
   County of Clark NV                  6.881  07/01/2042  2,450,000      2,498,535
   Pasadena Unified School District    7.193  08/01/2034  1,500,000      1,613,880

INDUSTRIAL - 8.8%
   Allied Waste North America, Inc.    7.250  03/15/2015  3,000,000      3,131,250
   Ball Corp.                          6.875  12/15/2012  2,500,000      2,518,750
   Bombardier, Inc.*                   6.750  05/01/2012  3,000,000      3,015,000
   Burlington Northern, Inc.           8.750  02/25/2022  1,750,000      2,295,018
   Canadian Pacific Railway Co.        6.500  05/15/2018  3,000,000      3,265,794
   Case New Holland, Inc.*             7.750  09/01/2013  2,500,000      2,487,500
   Clark Equipment Co.                 8.000  05/01/2023    500,000        515,425
   Federal Express Corp                9.650  06/15/2012  1,047,000      1,223,232
   Gulfmark Offshore, Inc.             7.750  07/15/2014  2,375,000      2,327,500
   Joy Global, Inc.                    6.000  11/15/2016  1,000,000        996,468



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                           Shares/
   Fixed Income Securities           Coupon    Maturity   Principal         Value
------------------------------------ -------  ----------  ---------- -------------
INDUSTRIAL - 8.8% (Continued)
   Koninklijke Philips Electronics     7.250  08/15/2013  1,000,000      1,144,384
   L-3 Communications Corp.            5.875  01/15/2015  2,000,000      1,990,000
   Northrop Grumman                    9.375  04/15/2021    750,000        955,857
   Pactiv Corp.                        7.950  12/15/2025  2,500,000      2,759,683
   Stagecoach Transport Holdings       8.625  11/15/2009    500,000        502,303

MORTGAGE SECURITIES - 10.3%
   Banc of America Alternative Loan    6.000  11/25/2046  1,196,361        604,163
   Banc of America Funding Corp.       6.000  03/25/2037  2,123,010      1,677,255
   Banc of America Mortgage            6.000  05/25/2037  2,233,113      1,608,126
   Chase Mortgage Finance Corp.        6.500  05/25/2036  1,920,631      1,406,887
   Countrywide Alternative Loan        5.500  09/25/2035  1,641,841        978,435
   Countrywide Alternative Loan        6.250  07/25/2036    778,053        526,117
   Countrywide Alternative Loan        6.000  07/25/2036    449,539        204,029
   Countrywide Alternative Loan        6.000  12/25/2036  1,020,947        464,531
   Countrywide Alternative Loan        6.000  05/25/2037  2,057,658        806,802
   Countrywide Alternative Loan        6.000  05/25/2037  1,750,387        736,315
   Countrywide Alternative Loan        6.000  06/25/2037  2,413,729        513,958
   Countrywide Home Loan               5.750  05/25/2037  1,654,994        773,226
   Credit Suisse Mortgage Capital      6.500  03/25/2036    676,279        384,634
   Credit Suisse Mortgage Capital      6.250  06/25/2036  1,849,722        867,057
   Fannie Mae Pool                     7.000  02/01/2032  1,288,061      1,423,058
   Fannie Mae Pool                     7.000  03/01/2032  1,270,342      1,399,986
   Fannie Mae Pool                     7.000  04/01/2033  1,014,121      1,115,381



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                           Shares/
   Fixed Income Securities           Coupon    Maturity   Principal         Value
------------------------------------ -------  ----------  ---------- -------------
MORTGAGE SECURITIES - 10.3% (Continued)
   Freddie Mac Gold Pool               6.500  06/01/2024  1,386,241      1,494,655
   Freddie Mac Gold Pool               7.000  10/01/2031  1,528,614      1,681,044
   Freddie Mac Gold Pool               6.500  02/01/2032  1,448,855      1,558,032
   Freddie Mac Gold Pool               7.000  05/01/2032  2,019,365      2,220,897
   Freddie Mac Gold Pool               6.500  08/01/2032    971,316      1,044,509
   Freddie Mac Gold Pool               6.500  04/01/2033  1,368,762      1,473,615
   Freddie Mac Gold Pool               7.000  09/01/2033    458,166        501,258
   Freddie Mac Gold Pool               6.500  10/01/2038  2,766,759      2,953,043
   Lehman Mortgage Trust               6.427  04/25/2036  1,467,436      1,076,904
   Lehman Mortgage Trust               6.000  09/25/2036  2,041,544        928,902
   Lehman Mortgage Trust               6.607  06/25/2037  2,108,777      1,221,388
   MASTR Alternative Loans Trust       6.500  12/25/2033    215,218        186,971
   Merrill Lynch Mortgage Investors    6.250  10/25/2036  2,405,610        974,588
   Residential Asset Securitization    6.500  06/25/2037  2,691,918      1,127,240

TECHNOLOGY - 5.2%
   Affiliated Computer Services, Inc.  5.200  06/01/2015  3,000,000      2,947,500
   Dell, Inc.                          6.500  04/15/2038  3,000,000      3,132,030
   Hewlett-Packard Co.                 5.500  03/01/2018  2,000,000      2,185,414
   International Business Machines     8.375  11/01/2019  2,000,000      2,643,078
   Oracle Corp.                        5.750  04/15/2018  3,000,000      3,305,520
   Xerox Corp.                         7.625  06/15/2013  2,760,000      2,834,457

UTILITIES - 8.5%
   Carolina Power & Light Co.          8.625  09/15/2021  3,000,000      4,014,594
   Commonwealth Edison Co.             6.150  09/15/2017  2,155,000      2,381,303




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

                                                           Shares/
   Fixed Income Securities           Coupon    Maturity   Principal         Value
------------------------------------ -------  ----------  ---------- -------------
UTILITIES - 8.5% (Continued)
   Entergy Louisiana LLC               5.090  11/01/2014  2,500,000      2,504,338
   Illinois Power Co.                  9.750  11/15/2018  2,000,000      2,510,832
   Monongahela Power Co.*              7.950  12/15/2013  3,000,000      3,322,446
   PSEG Power LLC                      5.500  12/01/2015  2,000,000      2,148,600
   CenterPoint Energy Houston          9.150  03/15/2021  2,300,000      2,980,917
   Sempra Energy                       6.500  06/01/2016  3,000,000      3,316,329
   Southern Co Capital Funding, Inc.   5.750  11/15/2015  2,000,000      2,076,888
   United Utilities PLC                5.375  02/01/2019  3,000,000      2,992,362
                                                                     --------------
TOTAL FIXED INCOME SECURITIES - 97.1%
   (Cost $325,128,100)                                                 320,844,303

SHORT-TERM INVESTMENTS - 1.6%
   Fifth Third Institutional
   Money Market Fund                                      5,261,099      5,261,099

TOTAL INVESTMENTS IN SECURITIES - 98.7%
   (Cost $330,389,199)                                                 326,105,402

OTHER ASSETS LESS LIABILITIES - 1.3%                                     4,384,268
                                                                     --------------
TOTAL NET ASSETS - 100.0%                                              330,489,670
                                                                     ==============


* Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2009, the aggregate market value of these securities amounted to $21,009,351 or 6.36% of net assets.


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2009



                                                      Common Stock and             Shares/
 Common Stock                      Shares    Value    Short-Term Investments      Principal    Value
--------------------------------  -------  -------  ----------------------------  ---------  --------
BASIC MATERIALS - 1.3%                              FINANCIAL - 13.6%
 Freeport-McMoRan Copper            1,830  125,556    ACE Ltd*                        2,910   155,569
                                                      American Express Co.            3,445   116,786
COMMUNICATIONS - 19.0%                                Bank of America Corp.           7,805   132,061
 AT&T, Inc.                         5,530  149,365    Berkshire Hathaway, Inc.*          66   219,318
 Cisco Systems, Inc.*              11,820  278,243    HCC Insurance Holdings, Inc.    5,615   153,570
 Google, Inc.*                        235  116,525    JPMorgan Chase & Co.            5,090   223,044
 Harris Corp.                       6,745  253,612    Loews Corp.                     5,395   184,779
 Liberty Media Corp.*              12,320  257,734    Travelers Cos., Inc.            3,235   159,259
 Liberty Media Corp.*              13,315  414,230
 Symantec Corp.*                   10,005  164,782  INDUSTRIAL - 12.7%
 Time Warner, Inc.                  8,376  241,061    Boeing Co.                      5,585   302,428
                                                      Burlington Northern Santa Fe    1,225    97,792
CONSUMER, CYCLICAL - 3.7%                             General Dynamics Corp.          3,200   206,720
 Wal-Mart Stores, Inc.              7,520  369,157    General Electric Co.           10,135   166,417
                                                      L-3 Communications Holdings     2,710   217,667
CONSUMER, NON-CYCLICAL - 21.0%                        Northrop Grumman Corp.          5,165   267,289
 Altria Group, Inc.                14,625  260,471
 Biogen Idec, Inc.*                 1,805   91,189  TECHNOLOGY - 13.9%
 CIGNA Corp.                        6,275  176,265    Check Point Software Tech.*    10,370   293,990
 Eli Lilly & Co.                    4,980  164,489    Computer Sciences Corp.*        6,570   346,305
 Forest Laboratories, Inc.*         4,670  137,485    EMC Corp.*                     14,615   249,040
 Johnson & Johnson                  6,180  376,300    Microsoft Corp.                 8,935   229,808
 Kraft Foods, Inc.                  5,530  145,273    Oracle Corp.                   12,055   251,226
 Pfizer, Inc.                      17,295  286,232                                         -----------
 Philip Morris International, Inc   2,990  145,733  TOTAL COMMON STOCK - 96.9%
 Procter & Gamble Co.               2,615  151,461    (Cost $10,345,911)                    9,573,931
 UnitedHealth Group, Inc.           5,585  139,848
                                                    SHORT-TERM INVESTMENTS - 3.0%
ENERGY - 11.7%                                        Fifth Third Institutional
 Apache Corp.                       1,140  104,686     Money Market Fund            301,272   301,272
 Chevron Corp.                      4,070  286,650
 ConocoPhillips                     6,110  275,928  TOTAL INVESTMENT SECURITIES - 99.9%
 Exxon Mobil Corp.                  2,430  166,722    (Cost $10,647,183)                    9,875,203
 Transocean Ltd*                    2,870  245,471
 Valero Energy Corp.                3,940   76,397  OTHER ASSETS LESS LIABILITIES - 0.1%       13,926
                                                                                          -----------
                                                                                            9,889,129
                                                                                         ============


* Securities are non-income producing

See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a)   Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the Adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b)   Fair Value Measurement

     As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.

     The three levels of the fair value hierarchy are described below:

     Level 1 - quoted prices in active markets for identical securities
     Level 2 - other significant observable inputs (including quoted prices for Similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value each Fund's investments as of September 30, 2009:

                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices:

          Common Stock            $ 93,942,480    $115,746,756  $          0    $  9,573,931
          Short-term Investments       722,869       2,010,256     5,261,099         301,272

Level 2 - Other Significant
          Observable Inputs:

          Fixed Income Securities            0      69,123,103   320,498,303               0

Level 3 - Significant
          Unobservable Inputs:

          Fixed Income Securities            0               0       346,000               0
----------------------------------------------------------------------------------------------
Total Market Value
of Investments                    $ 94,665,349    $186,880,115  $326,105,401    $  9,875,203
----------------------------------------------------------------------------------------------


     The following is a reconciliation of the Level 3 investments in fixed income securities for the period ended September 30, 2009:

                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Balance as of 12/31/08            $  611,436      $  736,674    $  782,370      $        0

Accrued discounts/premiums                 0               0             0               0

Realized gain/loss                  (914,404)     (1,057,220)     (424,074)              0

Change in unrealized appreciation
 (depreciation)                      552,708         598,535       462,003               0

Net purchases (sales)               (249,740)       (277,989)     (474,299)              0

Transfers in to (out of) level 3           0               0             0               0
----------------------------------------------------------------------------------------------
Balance as of 9/30/09            $         0      $        0    $  346,000      $        0
----------------------------------------------------------------------------------------------


c) At September 30, 2009, the net unrealized appreciation and depreciation of securities for financial reporting and federal income tax purposes consisted of the following:

                                                                           Total Net
                                     Unrealized      Unrealized      Unrealized
                           Total Cost      Appreciation    Depreciation    Depreciation
----------------------------------------------------------------------------------------------
Equity Growth Fund         $  93,499,733   $ 16,324,074    $( 15,158,458)  $  1,165,616
Balanced Fund              $ 181,184,847   $ 17,975,611    $( 12,280,343)  $  5,695,268
Retirement Income Fund     $ 330,389,199   $ 16,432,821    $( 20,716,618)  $( 4,283,797)
Core Equity Fund           $  10,647,183   $    625,787    $(  1,397,767)  $(   771,980)
----------------------------------------------------------------------------------------------


d)     Other Policies

     Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.
(a)	Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 25, 2009


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 25, 2009



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  November 25, 2009